Note 17 - Reportable Business Segments - Components of Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Sales	$ 2,772,809	$ 3,038,438
Cost of goods sold	2,136,456	2,359,867
Gross margin	636,353	678,571
Depreciation of property and equipment	13,651	4,515
Amortization of intangible assets	27,997	22,680
Administrative expenses	167,936	165,328
Selling and marketing expenses	220,820	211,738
Other operating expenses	92,300	129,204
Segment profit (loss) for the year	113,649	130,262
Finance costs	(106,945)	(87,779)
Unrealized loss of derivative instruments and other	(213,417)	(87,459)
Realized loss of derivative instruments	(24,386)	(83,776)
Other income, net	32,660	2,312
Impairment of goodwill, intangible assets and other	(92,401)
Provision for (recovery of) income taxes	7,393	11,832
Loss from continuing operations before income taxes	(298,233)	(126,440)
LOSS FROM DISCONTINUED OPERATIONS	(11,426)	(128,259)
Profit (loss)	(309,659)	(266,531)
Additions	14,052	43,542
Total goodwill	272,691	339,921
Total assets	1,215,833	1,700,555
Total liabilities	1,711,122	1,871,682
Restructuring costs		14,844
Loss for the year from continuing operations	(298,233)	(138,272)
LOSS FOR THE YEAR	(309,659)	(266,531)
Consumer division [member]
Statement Line Items [Line Items]
Sales	1,670,775	1,906,473
Cost of goods sold	1,198,653	1,419,509
Gross margin	472,122	486,964
Depreciation of property and equipment	13,534	4,362
Amortization of intangible assets	24,690	20,544
Administrative expenses	36,423	42,573
Selling and marketing expenses	143,187	142,560
Other operating expenses	84,271	123,798
Segment profit (loss) for the year	170,017	150,386
Finance costs
Unrealized loss of derivative instruments and other
Realized loss of derivative instruments
Other income, net
Impairment of goodwill, intangible assets and other
Provision for (recovery of) income taxes
Loss from continuing operations before income taxes
LOSS FROM DISCONTINUED OPERATIONS
Profit (loss)
Additions	12,881	39,474
Total goodwill	172,429	181,358
Total assets	916,176	1,238,922
Total liabilities	1,518,232	1,665,752
Restructuring costs		2,741
Loss for the year from continuing operations
LOSS FOR THE YEAR
Commercial division [member]
Statement Line Items [Line Items]
Sales	1,102,034	1,131,965
Cost of goods sold	937,803	940,358
Gross margin	164,231	191,607
Depreciation of property and equipment	117	153
Amortization of intangible assets	3,307	2,136
Administrative expenses	24,391	32,377
Selling and marketing expenses	77,633	69,178
Other operating expenses	8,029	5,406
Segment profit (loss) for the year	50,754	79,068
Finance costs
Unrealized loss of derivative instruments and other
Realized loss of derivative instruments
Other income, net
Impairment of goodwill, intangible assets and other
Provision for (recovery of) income taxes
Loss from continuing operations before income taxes
LOSS FROM DISCONTINUED OPERATIONS
Profit (loss)
Additions	1,171	4,068
Total goodwill	100,262	158,563
Total assets	299,657	461,633
Total liabilities	192,890	205,930
Restructuring costs		3,289
Loss for the year from continuing operations
LOSS FOR THE YEAR
Corporate [member]
Statement Line Items [Line Items]
Sales
Cost of goods sold
Gross margin
Depreciation of property and equipment
Amortization of intangible assets
Administrative expenses	107,122	90,378
Selling and marketing expenses
Other operating expenses
Segment profit (loss) for the year	(107,122)	(99,192)
Finance costs
Unrealized loss of derivative instruments and other
Realized loss of derivative instruments
Other income, net
Impairment of goodwill, intangible assets and other
Provision for (recovery of) income taxes
Loss from continuing operations before income taxes
LOSS FROM DISCONTINUED OPERATIONS
Profit (loss)
Additions
Total goodwill
Total assets
Total liabilities
Restructuring costs		8,814
Loss for the year from continuing operations
LOSS FOR THE YEAR